Lease (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Lease [Line Items]
Renewed lease agreement term	2 years
Lease amount	$ 499,515	$ 752,340
Lease Liabilities [Member]
Lease [Line Items]
Lease amount	$ 21,800